UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A
Amendment No. 1

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
October 30, 2012 to November 19, 2012

Commission File Number of issuing entity: 333-177891-02

WFRBS Commercial Mortgage Trust 2012-C9
(Exact name of  issuing entity as specified in its charter)

Commission File Number of depositor: 333-177891

RBS Commercial Funding Inc.
(Exact name of depositor as specified in its charter)

Wells Fargo Bank, N.A.
The Royal Bank of Scotland plc
Liberty Island Group I LLC
C-III Commercial Mortgage LLC
Basis Real Estate Capital II, LLC
(Exact name of sponsors as specified in their charters)

  New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3887015
38-3887016
38-3887017
38-7064515
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD	21045
(Address of principal executive offices of the issuing entity)	(Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to our distribution report on Form 10-D for the monthly distribution period from October 30, 2012 to November 19, 2012 as filed with the Securities and Exchange Commission (the “SEC”) on November 30, 2012, is to provide the information set forth under Part II, Item 3 below.

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1	______	______	___X___	___________
A-2	______	______	___X___	___________
A-3	______	______	___X___	___________
A-SB	______	______	___X___	___________
A-S	______	______	___X___	___________
B	______	______	___X___	___________
C	______	______	___X___	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes __X__   No ____

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On November 19, 2012 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C9.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2012-C9 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 30, 2012 to November 19, 2012, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on March 23, 2012. The CIK number for the Depositor is 0001112998.

Wells Fargo Bank, N.A. ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 13, 2012. The CIK number for Wells Fargo is 0000740906.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2012. The CIK number for RBS plc is 0000729153.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on August 13, 2012. The CIK number for Liberty is 0001555501.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2012. The CIK number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2012. The CIK number for Basis is 0001542105.

Part II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On October 30, 2012, RBS Commercial Funding Inc. (the “Depositor”) caused the issuance, pursuant to a Pooling and Servicing Agreement, dated as of October 1, 2012 (the “Pooling and Servicing Agreement”), among the Depositor, as depositor, Wells Fargo Bank, National Association, as master servicer, Midland Loan Services, a Division of PNC Bank, National Association, as special servicer, Trimont Real Estate Advisors, Inc., as trust advisor, Wells Fargo Bank, National Association, as certificate administrator, tax administrator and custodian, and U.S. Bank National Association, as trustee, of Commercial Mortgage Pass-Through Certificates, Series 2012-C9 (the “Certificates”).

The Certificates consisted of the following classes, designated as (i) the Class A-1, Class A-2, Class A-3, Class A-SB, Class A-S, Class B and Class C Certificates (collectively, the “Public Certificates”) and (ii) the Class X-A, Class X-B, Class D, Class E, Class F, Class G, Class V and Class R Certificates (collectively, the “Private Certificates”).

All of the Public Certificates, having an aggregate initial principal amount of $931,741,000, were sold to RBS Securities Inc. (“RBS”), Wells Fargo Securities, LLC (“WFS”) and Deutsche Bank Securities Inc. (“DBSI”, and together with RBS and WFS, the “Underwriters”), pursuant to an Underwriting Agreement, dated October 16, 2012 (the “Underwriting Agreement”), among the Depositor, The Royal Bank of Scotland plc (“RBS PLC”) and the Underwriters.  RBS and WFS are acting as co-lead bookrunning managers.  DBSI is acting as a co-manager.  The Public Certificates were offered by the Underwriters for sale to the public, pursuant to the Depositor’s Base Prospectus, dated October 9, 2012, as supplemented by the Prospectus Supplement, dated October 16, 2012, in negotiated transactions or otherwise at varying prices determined at the time of sale.

All of the Private Certificates, having an aggregate initial principal amount of $121,074,081, were sold to RBS, WFS and J.P. Morgan Securities LLC (together with RBS and WFS, the “Initial Purchasers”), pursuant to a Purchase Agreement, dated August 8, 2012, between the Depositor, RBS PLC and the Initial Purchasers.  The Private Certificates were sold in a private placement transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), pursuant to Section 4(2) of the Act.

The Certificates represent, in the aggregate, the entire beneficial ownership in WFRBS Commercial Mortgage Trust 2012-C9 (the “Issuing Entity”), a common law trust fund formed under the laws of the State of New York pursuant to the Pooling and Servicing Agreement.  The assets of the Issuing Entity consist primarily of 73 fixed-rate mortgage loans (the “Mortgage Loans”) secured by first liens on 100 commercial, multifamily and manufactured housing community properties.  The Mortgage Loans were acquired by the Depositor from (i) RBS PLC, pursuant to a Mortgage Loan Purchase Agreement, dated as of October 16, 2012 (the “RBS PLC Mortgage Loan Purchase Agreement”), between the Depositor and RBS PLC, (ii) Wells Fargo Bank, National Association (“Wells”), pursuant to a Mortgage Loan Purchase Agreement, dated as of October 16, 2012 (the “Wells Mortgage Loan Purchase Agreement”), between the Depositor and Wells, (iii) Basis Real Estate Capital II, LLC (“Basis”), pursuant to a Mortgage Loan Purchase Agreement, dated as of October 16, 2012 (the “Basis Mortgage Loan Purchase Agreement”), between the Depositor, Basis and Basis Investment Group LLC, (iv) Liberty Island Group I LLC (“Liberty”), pursuant to a Mortgage Loan Purchase Agreement, dated as of October 16, 2012 (the “Liberty Mortgage Loan Purchase Agreement”), between the Depositor, Liberty and Liberty Island Group LLC and (v) C-III Commercial Mortgage LLC (“C-III”), pursuant to a Mortgage Loan Purchase Agreement, dated as of October 16, 2012 (together with the RBS PLC Mortgage Loan Purchase Agreement, the Wells Mortgage Loan Purchase

Agreement, the Basis Mortgage Loan Purchase Agreement and the Liberty Mortgage Loan Purchase Agreement, the “Mortgage Loan Purchase Agreements”), between the Depositor and C-III.

The net proceeds of the sale of the Certificates were applied to the purchase of the Mortgage Loans by the Depositor from RBS PLC, Wells, Basis, Liberty and C-III.  The net proceeds to the Depositor of the offering of the Certificates, after deducting expenses payable by the Depositor in connection with the issuance and distribution of the Certificates of approximately $4,000,000, were approximately $1,143,969,532.  Of the expenses paid by the Depositor, $0 were paid directly to affiliates of the Depositor, approximately $100,000 in the form of fees were paid to the Underwriters and the Initial Purchasers, $0 were paid to or for the Underwriters and the Initial Purchasers, and approximately $3,900,000 were other expenses.  All of the foregoing expense amounts are the Depositor's reasonable estimates of such expenses.  No underwriting discounts and commissions or finder's fees were paid by the Depositor.

Further information regarding such sales has been previously provided on the Depositor's Current Report on Form 8-K, filed October 29, 2012 (including, as to the price per class of Public Certificates, on Schedule I to the Underwriting Agreement filed as an exhibit thereto) and in its Prospectus Supplement, dated October 16, 2012 to the Prospectus, dated October 9, 2012.  The related registration statement (file no. 333-177891) was originally declared effective on April 3, 2012.
The Pooling and Servicing Agreement and the Mortgage Loan Purchase Agreements are attached as exhibits to this Form 8-K.

The Pooling and Servicing Agreement, the Mortgage Loan Purchase Agreements and the Underwriting Agreement are attached as an exhibit to the Depositor’s Form 8-K filed with the Securities and Exchange Commission on October 29, 2012.

Item 6. Significant Obligors of Pool Assets.

The Chesterfield Towne Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 30, 2012. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $11,205,766.00, which represents a year-to-date figure for the period of January 1, 2012 through June 30, 2012.  There are no current updates to the net operating income at this time.

Item 9. Exhibits.

(a)  The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C9, relating to the November 19, 2012 distribution.

 (b)  The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RBS Commercial Funding Inc.

By:	/s/ Jim Barnard
	Name:	Jim Barnard
	Title:	Director

Date:  March 4, 2013

EXHIBIT INDEX

Exhibit Number	Description
EX-99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C9, relating to the November 19, 2012 distribution.